Loss Per Share	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Loss Per Share

Note 15 — Loss Per Share

Basic loss per share is computed by dividing the loss for the period applicable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2021, 2020 and 2019, all outstanding share options have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows (U.S. dollars in thousands, except share and per share data):

	For the year ended December 31,
	2021	2020	2019
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	(4,041)	(2,828)	(1,222)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	6,243,411	5,519,061	4,634,043
Net loss per share of ordinary share, basic and diluted	(0.65)	(0.51)	(0.26)